FAIR VALUE MEASUREMENTS - Summary of Activity Related to Contingent Consideration (Details) $ in Millions	12 Months Ended
Jan. 01, 2022 USD ($)
ACQUISITIONS
Acquisition	$ 11.6
Payments	(2.6)
Adjustment	(1.4)
Balance at year end	$ 7.6